RETIREMENT-RELATED BENEFITS - Changes in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Pension Plans
Changes in benefit obligation
Benefit obligation, balance at beginning of period	$ 1,202	$ 1,099
Service cost	10	15
Interest cost	4	10
Plan participants' contributions	1
Benefit obligation assumed from former Parent	1,178	(12)
Actuarial losses (gains)	(43)	33
Benefits paid from trust	(2)	(21)
Direct benefit payments	(3)	(19)
Foreign exchange impact	(34)	97
Amendments, curtailments, settlements and other	(11)
Benefit obligation, balance at end of period	2,302	1,202
Change in plan assets
Fair value of plan assets, balance at beginning of period	654	612
Actual return on plan assets	39	13
Employer contributions	23	4
Fair value of plan assets assumed from former Parent	810	(10)
Plan participant's contributions	1
Benefits paid from trust	(2)	(21)
Foreign exchange impact	(22)	56
Settlements	(8)
Fair value of plan assets, balance at end of period	1,496	654
Funded status	(807)	(548)
Accumulated benefit obligation	2,181	1,171
Nonpension Postretirement Plans
Changes in benefit obligation
Benefit obligation, balance at beginning of period	13	13
Service cost		1
Interest cost	1	1
Benefit obligation assumed from former Parent	6
Actuarial losses (gains)	3	(1)
Amendments, curtailments, settlements and other	(4)
Benefit obligation, balance at end of period	19	13
Change in plan assets
Fair value of plan assets, balance at beginning of period	13	12
Actual return on plan assets		2
Fair value of plan assets assumed from former Parent	(13)
Foreign exchange impact		(1)
Fair value of plan assets, balance at end of period		$ 13
Funded status	$ (19)